Note 12 - Equity Incentive Plans (Details)	3 Months Ended		6 Months Ended						6 Months Ended		0 Months Ended	1 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2004 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member] Less Than [Member] EUR (€)	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member] Maximum [Member]	May 09, 2011 Amended 2007 Stock Option Plan [Member]	May 30, 2011 Amended 2007 Stock Option Plan [Member] EUR (€)	Apr. 30, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	May 09, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	Jun. 30, 2013 Amended 2007 Stock Option Plan [Member] EUR (€)	Jun. 30, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	Dec. 31, 2013 Amended 2007 Stock Option Plan [Member]	Dec. 31, 2012 Amended 2007 Stock Option Plan [Member]	Jun. 13, 2013 Amended 2007 Stock Option Plan [Member]	Jun. 30, 2007 Amended 2007 Stock Option Plan [Member]	Apr. 27, 2007 Amended 2007 Stock Option Plan [Member]	Jun. 30, 2013 Amended 2007 Stock Option Plan [Member] Less Than [Member]
Note 12 - Equity Incentive Plans (Details) [Line Items]
Number of Option Plans							2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							1,500,000	1,560,000			3,200,000									3,200,000	1,000,000
Option Share Price As a Percentage of The Fair Market Value							100.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Euro per share)									€ 4.50			€ 2.12	€ 3.02	€ 1.94
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years			10 years								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,000			5,000	5,000	980,700												1,489,458
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							430,450	430,450											1,582,242	1,582,242
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized											2,200,000
Percentage For Incentive Share Options To Fair Market Value																						100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																		10 years
Share-based Compensation (in Euro)				€ 894,000		€ 958,000									€ 958,000	€ 894,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 4.21	$ 5.56	$ 4.95		$ 5.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Euro)															€ 1,820,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																	21 months